INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Disclosure of inventories

US$ MILLIONS	2018	2017
Current:
Natural gas inventory	$94	$84
Raw materials and other	47	24
Carrying amount of inventories	$141	$108